Document and Entity Information	Apr. 08, 2025
Details
Registrant CIK	0001498372
Document Type	8-K
Document Period End Date	Apr. 08, 2025
Entity Registrant Name	iWALLET CORP
EntityIncorporationStateCountryCode	NV
EntityFileNumber	000-56347
EntityTaxIdentificationNumber	27-1830013
EntityAddressAddressLine1	401 Ryland St., Ste. 200A
EntityAddressCityOrTown	Reno
EntityAddressStateOrProvince	NV
EntityAddressPostalZipCode	89502
CityAreaCode	858
LocalPhoneNumber	610-2958
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EntityEmergingGrowthCompany	false
Amendment Flag	false